Income Taxes - Net Deferred Tax Liabilities Presented on Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Long-term deferred tax assets	$ 372	$ 308
Long-term deferred tax liabilities	(452)	(419)
Net deferred tax liabilities	$ (80)	$ (111)